AMERICAN INDEPENDENCE FUNDS TRUST

(the “Trust”)

SUPPLEMENT DATED FEBRUARY 7, 2014
TO THE
PROSPECTUS DATED MARCH 1, 2013
(AS SUPPLEMENTED THROUGH JANUARY 24, 2014)

AMERICAN INDEPENDENCE INTERNATIONAL ALPHA STRATEGIES FUND

(TICKER SYMBOLS: IMSSX, IIESX)

At a Board meeting held on December 13, 2013 (“Board Meeting”), the Board of Trustees of the American Independence Funds Trust (the “Trust’s Board”), after careful consideration, approved the termination of the current Sub-Advisory Agreement between American Independence Financial Services, LLC (“American Independence”) and Security Investors, LLC, operating as Guggenheim Investments, (“Guggenheim”) with respect to the American Independence International Alpha Strategies Fund (the “Fund”). American Independence provided notice to Guggenheim of such termination, which is effective as of the end of business on February 21, 2014.

At the same Board Meeting, American Independence recommended Navellier & Associates, Inc. (“Navellier”) as the new sub-advisor to the Fund. The Trust’s Board, including a majority of the Independent Trustees, unanimously approved a sub-advisory agreement (the “New Sub-Advisory Agreement”) between American Independence and Navellier with respect to the Fund, subject to the approval of the Fund’s shareholders. Shareholders of record will receive a proxy statement in February 2014, containing additional details regarding the New Sub-Advisory Agreement and details regarding the special meeting of shareholders.

Effective February 24, 2014, Navellier will serve as the Sub-Advisor to the Fund’s portfolio in accordance with an interim sub-advisory agreement. Under American Independence’s supervision, Navellier will be responsible for making the specific decisions about buying, selling and holding securities; selecting and negotiating with brokers and brokerage firms; and maintaining accurate records for the Fund.  In addition, the benchmark for the Fund will change from the MSCI EAFE Index to the MSCI All Country World Index (ex U.S.) (the “MSCI ACWI ex U.S.”). The MSCI ACWI ex U.S. is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI ex U.S. consists of 43 country indices comprising 22 developed (excluding the United States) and 21 emerging market country indices.

The Prospectus is hereby amended and supplemented, effective February 24, 2014, to reflect the following changes:

1.      Under the Fund’s “FUND SUMMARY” in the sub-section titled “Portfolio Management” for the Fund, the Sub-Adviser’s information shall be replaced with the following:

Sub-Adviser. The sub-adviser for the International Alpha Strategies Fund is Navellier & Associates, Inc.

Manager Name	Primary Title	Managed the Fund Since
James O’Leary	Senior Portfolio Manager	2014
Michael Borgen	Portfolio Manager	2014

2.      Under “MORE ABOUT THE FUNDS” the information in the sub-section “Fund Management” under “Sub-Advisers” is amended as noted:

A.     The first paragraph is replaced in its entirety with the following:

The Adviser has entered into sub-advisory agreements on behalf of some of the Funds, including with Navellier & Associates, Inc. for the International Alpha Strategies Fund; Boyd Watterson Asset Management, LLC for the Boyd Watterson Short-Term Enhanced Bond Fund and the Boyd Watterson Core Plus Fund; and Fischer Francis Trees & Watts, Inc. for the U.S Inflation-Indexed Fund. Under the investment advisory agreement, American Independence is responsible for the oversight of the sub-adviser.

B.     The information on International Alpha Strategies Fund is replaced in its entirety with the following:

International Alpha Strategies Fund

Navellier & Associates, Inc. (“Navellier”) is sub-adviser to the International Alpha Strategies Fund. Navellier is headquartered at 1 East Liberty, Suite 504, Reno, Nevada 89501 and manages a variety of portfolios for institutional clients. As of December 31, 2013, Navellier had $2.4 billion in assets under management.

The Navellier investment team of James O’Leary and Michael Borgen is jointly and primarily responsible for the day-to-day management of the Fund. Their biographical information is set forth below:

Portfolio Managers

James O’Leary, CFA. Mr. O’Leary joined Navellier in 1996 and has over thirty years of experience in the securities industry. At Navellier, Mr. O’Leary leads the Institutional team. He also has over a decade of experience managing international assets at the firm and is the Senior Portfolio Manager for several of Navellier’s international strategies including International Growth, International Select, and Global Growth. Prior to joining Navellier, Mr. O’Leary was Managing Director at Lexington Management Corporation. Prior to Lexington, he was Vice President of Institutional at Federated Investment Counseling. Mr. O’Leary received a B.S. in business administration from Bowling Green State University and earned an M.B.A. in marketing and finance from the University of Cincinnati. He earned the right to use the CFA designation in 1986.

Michael J. Borgen began his career at Navellier in 1995 as a Quantitative Research Analyst and currently serves as a Senior Portfolio Manager. During his 18 year career at Navellier, Mr. Borgen has held numerous analyst and portfolio manager roles while supporting the growth of the firm. Currently Mr. Borgen is primarily responsible for the management of the Mid Cap Growth Strategy, Covered Call Strategies as well supporting the international strategies. As an integral member of Navellier’s research & portfolio management teams he has been essential to the firm’s efforts in product development as well as conducting ongoing research enhancements of the firm’s quantitative investment process. Mr. Borgen received a B.S. in finance and an M.S. in economics from the University of Nevada, Reno. Mr. Borgen is a member of the CFA Institute.

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AMERICAN INDEPENDENCE FUNDS TRUST

(the “Trust”)

SUPPLEMENT DATED FEBRUARY 7, 2014

TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2013

(AS SUPPLEMENTED THROUGH JANUARY 24, 2014)

AMERICAN INDEPENDENCE INTERNATIONAL ALPHA STRATEGIES FUND

(TICKER SYMBOLS: IMSSX, IIESX)

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”) AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS AND SAI.

At a Board meeting held on December 13, 2013 (“Board Meeting”), the Board of Trustees of the American Independence Funds Trust (the “Trust’s Board”), after careful consideration, approved the termination of the current Sub-Advisory Agreement between American Independence Financial Services, LLC (“American Independence”) and Security Investors, LLC, operating as Guggenheim Investments, (“Guggenheim”) with respect to the American Independence International Alpha Strategies Fund (the “Fund”). American Independence provided notice to Guggenheim of such termination, which is effective as of the end of business on February 21, 2014.

At the same Board Meeting, American Independence recommended Navellier & Associates, Inc. (“Navellier”) as the new sub-advisor to the Fund. The Trust’s Board, including a majority of the Independent Trustees, unanimously approved a sub-advisory agreement (the “New Sub-Advisory Agreement”) between American Independence and Navellier with respect to the Fund, subject to the approval of the Fund’s shareholders. Shareholders of record will receive a proxy statement in February 2014, containing additional details regarding the New Sub-Advisory Agreement and details regarding the special meeting of shareholders.

Effective February 24, 2014, Navellier will serve as the Sub-Advisor to the Fund’s portfolio in accordance with an interim sub-advisory agreement. Under American Independence’s supervision, Navellier will be responsible for making the specific decisions about buying, selling and holding securities; selecting and negotiating with brokers and brokerage firms; and maintaining accurate records for the Fund.  In addition, the benchmark for the Fund will change from the MSCI EAFE Index to the MSCI All Country World Index (ex U.S.) (the “MSCI ACWI ex U.S.”). The MSCI ACWI ex U.S. is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI ex U.S. consists of 43 country indices comprising 22 developed (excluding the United States) and 21 emerging market country indices.

To reflect the changes noted above, the Statement of Additional information (“SAI”) is updated as follows:

1.   Under the sub-section Sub-Advisers  under “INVESTMENT ADVISORY AND OTHER SERVICES”, the following sub-sections are amended as follows:

a.      The first paragraph under this sub-section is replaced in its entirety with the following:

American Independence has engaged three sub-advisers to assist in the daily management of the Funds’ portfolios. The International Alpha Strategies Fund is sub-advised by Navellier & Associates, Inc. (“Navellier”).  The Boyd Watterson Short-Term Enhanced Bond Fund and the Boyd Watterson Core Plus Fund are sub-advised by Boyd Watterson Asset Management, LLC (“BWAM”). The U.S. Inflation-Indexed Fund is sub-advised by Fischer Francis Trees & Watts, Inc. (“FFTW”).

b.      The paragraph on Securities Investors, LLC is replaced in its entirety with the following:

Navellier & Associates, Inc. (“Navellier”). Pursuant to an interim sub-advisory agreement, Navellier serves as investment sub-adviser to the International Alpha Strategies Fund (the “Fund”) and is responsible for the day-to-day management of the Fund. Navellier, located at 1 East Liberty, Suite 504, Reno, Nevada 89501, is an investment management firm registered with the SEC under the Investment Advisers Act of 1940, as amended. Navellier manages the day-to-day investment and the reinvestment of the assets of the Fund in accordance with the investment objectives, policies, and limitations of the Fund, subject to the general supervision and control of the Adviser, the Board and the officers of the Trust. On a day-to-day basis, James O’Leary and Michael Borgen are jointly and primarily responsible for the management of the Fund. For more about the portfolio managers, please see the section below titled “PORTFOLIO MANAGER INFORMATION.”

2.   Under the section titled “PORTFOLIO MANAGER INFORMATION”, the following sub-sections are amended as follows:

a. The information for International Alpha Strategies Fund under Portfolio Managers shall be replaced in its entirety with the following:

International Alpha Strategies Fund (Navellier):

James O’Leary, CFA. Mr. O’Leary joined Navellier in 1996 and has over thirty years of experience in the securities industry. At Navellier, Mr. O’Leary leads the Institutional team. He also has over a decade of experience managing international assets at the firm and is the Senior Portfolio Manager for several of Navellier's international strategies including International Growth, International Select, and Global Growth. Prior to joining Navellier, Mr. O’Leary was Managing Director at Lexington Management Corporation. Prior to Lexington, he was Vice President of Institutional at Federated Investment Counseling. Mr. O’Leary received a B.S. in business administration from Bowling Green State University and earned an M.B.A. in marketing and finance from the University of Cincinnati. He earned the right to use the CFA designation in 1986.

Michael J. Borgen began his career at Navellier in 1995 as a Quantitative Research Analyst and currently serves as a Senior Portfolio Manager. During his 18 year career at Navellier, Mr. Borgen has held numerous analyst and portfolio manager roles while supporting the growth of the firm. Currently Mr. Borgen is primarily responsible for the management of the Mid Cap Growth Strategy, Covered Call Strategies as well supporting the international strategies. As an integral member of Navellier’s research & portfolio management teams he has been essential to the firm’s efforts in product development as well as conducting ongoing research enhancements of the firm’s quantitative investment process. Mr. Borgen received a B.S. in finance and an M.S. in economics from the University of Nevada, Reno. Mr. Borgen is a member of the CFA Institute.

b.  Under the section Beneficial Ownership by Portfolio Manager, information for Nardin Baker and Ole Jakob Wold shall be stricken from the table and the following information added:

Name of Portfolio Manager	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All of the Fund Family

James O’Leary*	None	None
Michael Borgen*	None	None

*Information provided as of October 31, 2013.

c.  Under the section Account Management Disclosures, information for Nardin Baker and Ole Jakob Wold shall be stricken from the tables. The following information, as of October 31, 2013, shall be added to the table for James O’Leary and Michael Borgen:

	Registered Investment Companies*		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets
James O’Leary	1	$62,774,497	0	$0	38	$38,230,000
Michael Borgen	1	$62,774,497	0	$0	197	$60,350,000

*The information provided for number and total assets of Registered Investment Companies includes the International Alpha Strategies Fund as of October 31, 2013; however, Messrs. O’Leary and Borgen began managing the Fund effective February 24, 2014.

The following table provides the number of accounts and total assets for those accounts shown above for which advisory fees were earned on the performance of such account:

	Registered Investment Companies*		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets
James O’Leary	0	$0	0	$0	38	$38,230,000
Michael Borgen	0	$0	0	$0	197	$60,350,000

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